INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS	12 Months Ended
Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights And Cdo Servicing Rights
INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS
7.     INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS

The following is a summary of Newcastle’s Excess MSRs:

	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Average Maturity (Years) (C)	Changes in Fair Value Recorded in Other Income (Loss) (D)
MSR Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
MSR Pool 1 - Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
MSR Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
MSR Pool 2 - Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
MSR Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
MSR Pool 3 - Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
MSR Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
MSR Pool 4 - Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
MSR Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
MSR Pool 5 - Recapture Agreement		8,493	4,652	17.5%	11.7	(3,841)
	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

	December 31, 2011					Year Ended December 31, 2011
	Unpaid Principal Balance	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Average Maturity (Years) (C)	Changes in Fair Value Recorded in Other Income (Loss) (D)
MSR Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168

MSR Pool 1 - Recapture Agreement	—	6,135	6,334	20.0%	10.3	199
	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average maturity represents the weighted average expected timing of the receipt of cash flows of each investment.
(D)	The portion of the change in fair value of the Recapture Agreement relating to loans recaptured to date is reflected in the respective pool.

In December 2011, Newcastle entered into an agreement (“MSR Agreement I”) with Nationstar Mortgage LLC (“Nationstar”), a leading residential mortgage servicer majority-owned by funds managed by Newcastle’s manager, to invest in Excess MSRs with Nationstar. Nationstar acquired the mortgage servicing rights on a pool of government sponsored enterprise (“GSE”) residential mortgage loans with an outstanding principal balance of approximately $9.9 billion (“MSR Pool 1”) on September 30, 2011. Nationstar is entitled to receive an initial weighted average total mortgage servicing amount of 35 basis points (bps) on the performing unpaid principal balance, as well as any ancillary income from MSR Pool 1. Pursuant to MSR Agreement I, Nationstar performs all servicing functions and advancing functions related to MSR Pool 1 for a basic fee (the contractual amount the service is entitled to for performing the servicing duties) of 6 bps. Therefore, the remainder, or “excess mortgage servicing amount” is initially equal to a weighted average of 29 bps.

Newcastle acquired the right to receive 65% of the excess mortgage servicing amount on MSR Pool 1 and, subject to certain limitations and pursuant to a loan replacement agreement (the “Recapture Agreement”), 65% of the Excess MSRs on certain future mortgage loans originated by Nationstar, that represent refinancings of loans in MSR Pool 1 (which loans then become part of MSR Pool 1) for $43.7 million. Nationstar has co-invested, pari passu with Newcastle, in 35% of the Excess MSRs. Nationstar, as servicer, also retains the ancillary income, the servicing obligations and liabilities as the servicer. If Nationstar is terminated as the servicer, Newcastle’s right to receive its portion of the excess mortgage servicing amount is also terminated. To the extent that Nationstar is terminated as the servicer and receives a termination payment, Newcastle is entitled to a pro rata share, or 65%, of such termination payment.

On June 5, 2012, Newcastle announced the completion of a co-investment with Nationstar related to their acquisition of mortgage servicing rights from Bank of America, National Association. Newcastle has invested approximately $44 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $10.4 billion (“MSR Pool 2”), comprised of conforming loans in GSE pools. Nationstar has co-invested pari passu with Newcastle in 35% of the Excess MSRs and will be the servicer of the loans performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared pro rata by Newcastle and Nationstar, subject to certain limitations. As of December 31, 2012, Newcastle had a remaining purchase price payable of less than $0.1 million, which is to be funded in 2013 pursuant to the payment terms of the agreement.

On June 29, 2012, Newcastle announced the completion of a co-investment in Excess MSRs in connection with Nationstar’s acquisition of mortgage servicing rights from Aurora Bank FSB, a subsidiary of Lehman Brothers Bancorp Inc. Newcastle invested approximately $176.5 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $63.7 billion, comprised of approximately 75% non-conforming loans in private label securitizations and approximately 25% conforming loans in GSE pools. The portfolio is comprised of three pools: a pool of non-conforming loans in private label securitizations with an outstanding principal balance of approximately $47.6 billion (“MSR Pool 5”), and two GSE loan pools with outstanding principal balances of approximately $6.3 billion (“MSR Pool 4”) and $9.8 billion (“MSR Pool 3”), respectively. Nationstar has co-invested pari passu with Newcastle in 35% of the Excess MSRs and will be the servicer of the loans performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared pro rata by Newcastle and Nationstar, subject to certain limitations.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs:

Percentage of Total Outstanding Unpaid Principal Amount (A)
December 31, 2012		December 31, 2011

State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%
	100.0%		100.0%

Geographic concentrations of investments expose Newcastle to the risk of economic downturns within the relevant states.  Any such downturn in a state where Newcastle holds significant investments could affect the underlying borrower’s ability to make the mortgage payment and therefore could have a meaningful, negative impact on Newcastle’s Excess MSRs.

CDO Servicing Rights

In February 2011, Newcastle, through one of its subsidiaries, purchased the management rights with respect to certain C-BASS Investment Management LLC (“C-BASS”) CDOs pursuant to a bankruptcy proceeding for $2.2 million. As a result, Newcastle became the collateral manager of certain CDOs previously managed by C-BASS and will earn, on average, a 20 basis point annual senior management fee on a portion of the total collateral, which was $1.3 billion at acquisition. Newcastle initially recorded the cost of acquiring the collateral management rights as a servicing asset and subsequently amortizes this asset in proportion to, and over the period of, estimated net servicing income. Servicing assets are assessed for impairment on a quarterly basis, with impairment recognized as a valuation allowance.  Key economic assumptions used in measuring any potential impairment of the servicing assets include the prepayment speeds of the underlying loans, default rates, loss severities and discount rates.  During the year ended December 31, 2012, Newcastle recorded $0.3 million of servicing rights amortization and no servicing rights impairment.  As of December 31, 2012, Newcastle’s servicing asset had a carrying value of $1.7 million recorded in Receivables and Other Assets.